DESCRIPTION OF THE PLAN	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
DESCRIPTION OF THE PLAN	DESCRIPTION OF THE PLAN
The following brief description of the Sleep Number Profit Sharing and 401(k) Plan (Plan), sponsored by Sleep Number Corporation (Plan Sponsor or the Company) provides only general information. Participants should refer to the Plan's summary plan description or official Plan documents for more complete information regarding the Plan’s provisions.

General – The Plan is a tax-qualified defined contribution plan covering all employees. The Plan is available to all common law employees of the Company who are eligible to enroll in the Plan on their date of hire. The Plan is subject to the provisions of the Internal Revenue Code and the Employee Retirement Income Security Act of 1974 (ERISA). The Plan's original effective date was January 1, 1994.

Custodian and Recordkeeper – Plan assets are held by Charles Schwab Bank (Trustee, Custodian or Schwab). The Plan's third-party recordkeeper is Milliman, Inc. (Recordkeeper).

Plan Administrator - The general administration of the Plan and the duty to carry out its provisions is vested in the Plan Administrator. The Audit Committee of the Plan Sponsor has delegated the governance powers and responsibilities with respect to the Plan to the Plan Administrator who also serves as the Senior Director, Total Rewards of the Plan Sponsor.

Contributions – Each year, participants may contribute up to a maximum of 50% of eligible earnings on a pre-tax and/or after-tax Roth basis, as defined by the Plan. Participants who have attained age 50 before the end of the calendar year are eligible to make catch-up contributions (pre-tax or after-tax Roth). Participants may also make rollover contributions to the Plan of distributions they received from other employers' tax-qualified retirement plans. Beginning in 2022 through October 9, 2025, the Company's matching contributions were changed to comply with Internal Revenue Service (IRS) requirements for safe harbor 401(k) plans. As of October 10, 2025, the Company amended the Plan to remove the safe harbor designation and also suspended the Company's matching contribution of participants' eligible earnings. Between January 1, 2025 and October 9, 2025, the Company matched 100% of the first 4% of participants' eligible earnings. Company matching contributions for 2025, net of forfeitures, were $5,293,825 prior to the suspension of the company match. The Company may also make additional profit-sharing contributions at the discretion of the Company’s Board of Directors. No profit-sharing contributions were made in 2025.

Participant Accounts – Individual accounts are maintained for each Plan participant. Each participant’s account is credited with the participant’s contributions, the Company’s matching contributions, if applicable, and Plan earnings.

Vesting – Participants are immediately vested in their own contributions to the Plan plus actual earnings thereon. For participant contributions made beginning in 2022, the Company's matching contributions are immediately vested. The vesting on the Company’s matching contributions on participant contributions prior to 2022 plus actual earnings thereon is based on years of service. Participants are vested 25% upon the completion of one year, 50% after two years, 75% after three years, and fully vested after completion of four years of service, upon death or disability, or upon termination of employment after reaching the Plan's normal retirement age (65).

Forfeitures – Forfeitures from non-vested accounts are used to either reduce Company matching contributions or to pay Plan administrative expenses. The forfeiture balances as of December 31, 2025 and 2024 were $256,253 and $123,913, respectively. Forfeitures were used to pay administrative expenses of $139,377 in 2025.

Notes Receivable – Participants – A participant who is employed with the Company may borrow from their vested Plan accounts, a minimum loan amount of $1,000 up to a maximum loan equal to the lesser of $50,000, or 50% of the participant's vested account balance. Loans are made on a pro-rata basis from all investment funds in which a participant’s account is invested. Loan terms range from one to five years or up to 15 years for the purchase of the participant's primary residence. The loans are secured by the participant’s account. Loans bear interest at the prime rate plus one percentage point (ranging from 4.25% to 9.50% at both December 31, 2025 and 2024). Principal and interest are paid ratably through payroll deductions each payroll period.

Notes receivable from participants are measured at their unpaid principal balances plus any accrued unpaid interest. Delinquent notes receivable from participants are reclassified as distributions based upon the terms of the plan document. Notes receivable from participants are valued at amortized cost, which approximates fair value. No allowance for credit losses has been recorded as of December 31, 2025 or 2024.
Investment Options – Participants may direct investment of their account balances in any of the Plan's designated investment fund options (which also includes Company common stock) or a self-directed brokerage account. Participants may modify their investment fund elections daily.

Payment of Benefits – Upon termination of employment (including due to death, disability or retirement), a participant may receive a distribution of their vested account balance in the form of a single lump-sum payment, installment payments or non-periodic payments, subject to certain Plan restrictions. A participant may elect to rollover that distribution into another employers' tax-qualified retirement plan or the participant's individual retirement account. A participant may also elect to withdraw some or all of their vested account balances prior to termination of employment under certain Plan in-service withdrawal provisions. Amounts allocated to accounts of persons who have elected to withdraw from the Plan, but have not yet been paid, were $106,637 and $57,108 as of December 31, 2025 and 2024, respectively, and are included in accrued expenses in the Statements of Net Assets Available for Benefits.

Administrative Expenses – Certain expenses of maintaining the Plan are paid by the Plan, unless otherwise paid by the Company. Expenses that are paid by the Company are excluded from these financial statements. Fees related to the administration of notes receivable from participants and fees paid related to benefits paid to participants are charged directly to the participant's account and are included in administrative expenses. Recordkeeping fees, legal fees, audit fees, trustee fees and other reasonable costs of administering the Plan may be paid with Plan assets. Investment related expenses are included in net appreciation (depreciation) of fair value of investments in the Statement of Changes in Net Assets Available for Benefits.

Legislation - In December 2022, Securing a Strong Retirement Act (SECURE 2.0) was passed into law. This package of laws builds on the Setting Every Community Up for Retirement Enhancement (SECURE) Act of 2019. SECURE Act 2.0 covers numerous changes to retirement provisions designed to increase retirement savings, facilitate access to retirement savings, encourage employees to save for retirement, and lower employers’ cost of offering and funding retirement savings plans. The provisions include both required and optional elements and the Plan Administrator will determine the optional provisions to elect. The United States Department of the Treasury and the Internal Revenue Service continue to issue guidance and regulations implementing provisions of SECURE 2.0. The deadline for amending plan documents has been extended to December 31, 2026, as such, the Plan sponsor is currently evaluating the provisions of SECURE 2.0 and related guidance to determine the full impact to the Plan and participants.